Mezzanine equity (Tables)	12 Months Ended
Sep. 30, 2024
Mezzanine Equity
Schedule of Mezzanine Equity

The Group’s mezzanine equity activities for the years ended September 30, 2022, 2023 and 2024 were summarized as follows:

	Redeemable principal interests	Redeemable non-controlling interests
Balance as of September 30, 2021	$108,302	$33,754
Issuance of mezzanine equity	3,815	-
Attribution of net loss	(88)	(10)
Accretion of mezzanine equity	10,675	2,519
Reclassification of mezzanine equity to permanent equity	-	(20,325)
Foreign exchange impact	(11,336)	(1,776)
Balance as of September 30, 2022	$111,368	$14,162
Attribution of net loss	(150)	(12)
Accretion of mezzanine equity	10,782	805
Reclassification of mezzanine equity to payable to redeemable non-controlling interests	-	(15,077)
Foreign exchange impact	(3,140)	122
Balance as of September 30, 2023	$118,860	$-
Attribution of net loss	(153)	-
Accretion of mezzanine equity	10,300	-
Extinguishment on redeemable principal interests	(131,308)	-
Foreign exchange impact	2,301	-
Balance as of September 30, 2024	-	-